Share-based payments	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Share-based payments

Note 27. Share-based payments

Options

Each employee share option converts into one ordinary share of the Group on exercise. No amounts are paid or payable by the recipient on receipt of the option. The option does not entitle the holder to dividends or voting rights. Options may be exercised on the vesting date until the expiration date.

Options can be exercised at the exercise price. The vesting period is typically three years, though in certain circumstances options are granted in relation to past service and vest immediately upon grant (of the 1,228,156 options granted during the period, 671,500 vested immediately). For certain grants one third of options vest after a one-year cliff and the remainder of the options vest monthly thereafter, while for other grants options vest monthly over the three-year period. If the option has not been exercised before the expiration date, typically 10 years from the date of grant for a continuing employee, the option expires. Unvested options are forfeited if an employee leaves the Group.

Details of outstanding options during the year are presented below:

	Year ended December 31, 2025		Year ended December 31, 2024
	Number of options	Weighted average exercise prices (SEK)	Number of options	Weighted average exercise prices (SEK)
Outstanding at beginning of the year	1,287,064	115.98	1,180,392	119.73
Granted during the year	1,228,156	71.54	388,420	100.54
Forfeited during the year	(41,481)	197.26	(96,591)	111.90
Exercised during the year	-	-	-	-
Expired during the year	(556,210)	105.13	(185,157)	109.66
Outstanding at the end of the year	1,917,529	88.91	1,287,064	115.98
Exercisable at the end of the year	1,419,355	94.36	1,153,020	111.43

The options outstanding at December 31, 2025 had a weighted average remaining contractual life of 8.2-years (2024: 3.9-years).

In 2025, options were granted on various dates in October and November. The weighted average fair value of the options granted on those dates is 6.12 while the aggregate of the estimated fair values of the options granted on those dates is SEK 7,513 thousand. In 2024, options were granted in February and April. The weighted average fair value of the options granted on those dates is 23.34 while the aggregate of the estimated fair values of the options granted on those dates is SEK 9,063 thousand. The inputs into the Black Scholes model are as follows:

	31/12/2025	31/12/2024
Weighted average share price (SEK)	62.48	84.71
Weighted average exercise price (SEK)	71.54	100.54
Expected volatility	35%	35%
Expected life	1	4
Risk-free interest rate	3.7%	4.4% to 4.7%
Expected dividend	nil	nil

The expected volatility used was based on the historical volatility of a Group of listed peer companies over a period reflective of the expected life of the option prior to its date of grant. The expected life used in the model has been adjusted, based on management’s best estimate, for the effects of non-transferability, exercise restrictions, and behavioral considerations.

In 2025, the Group recognized total expenses of SEK 5,549 thousand (2024: SEK 10,171 thousand) for share-based payment expense resulting from the grant of options.

Warrants held by employees without consideration

In 2025, warrants were granted in May and October to certain participants for no consideration. Warrants held by employees typically have a 33-month vesting period with a 3-year expiration term, certain warrants may be granted in relation to past service and therefore vest immediately upon grant. At the end of the vesting period one warrant may be converted to 3.16 ordinary shares. Where warrants are acquired for no consideration, they are forfeited if the employee leaves the Group before the warrants vest.

	Year ended December 31, 2025		Year ended December 31, 2024
	Number of warrants	Weighted average exercise prices (SEK)	Number of warrants	Weighted average exercise prices (SEK)
Outstanding at beginning of the year	-	-	-	-
Granted during the year	1,561,400	72.63	-	-
Forfeited during the year	-	-	-	-
Exercised during the year	-	-	-	-
Expired during the year	-	-	-	-
Outstanding at the end of the year	1,561,400	72.63	-	-
Exercisable at the end of the year	974,199	72.63	-	-

The fair market value of the warrants is determined through the use of a Black Scholes model.

The weighted average fair value of the warrants granted on those dates is 37.38 while the aggregate of the estimated fair values of the warrants granted on those dates is SEK 16,719 thousand. The inputs into the Black Scholes model are as follows:

	31/12/2025	31/12/2024
Weighted average share price (SEK)	37.38	-
Weighted average exercise price (SEK)	72.63	-
Expected volatility	35%	-
Expected life	3 - 5 years	-
Risk-free interest rate	3.7% to 4.1%	-
Expected dividend	nil	nil

The expected volatility used was based on the historical volatility of a Group of listed peer companies over a period reflective of the expected life of the option prior to its date of grant. The expected life used in the model has been adjusted, based on management’s best estimate, for the effects of non-transferability, exercise restrictions, and behavioral considerations.

In 2025, the Group reported total expenses of SEK 10,080 thousand (2024: nil) for share-based payments settled with equity instruments related to warrants acquired for no consideration.

Warrants held by employees and settled at market value

Certain participants pay full market value at grant to acquire their warrant instruments and as a result no share-based payment expense is recognized in relation to the warrants. Where warrants are forfeited due to the participant ceasing to provide qualifying service the warrants are bought back for the original subscription price paid.

Warrants held by employees who pay full market value typically have a 33-month vesting period with a 5-year expiration term. At the end of the vesting period one warrant may be converted to one ordinary share. Warrants are forfeited if the employee leaves the Group before the warrants vest. The fair market value of the warrants is determined through the use of a Black Scholes model.

	2025 No. of warrants	2024 No. of warrants
Outstanding at the beginning of the year	-	8,974,716
Granted during the year	14,790,565	-
Exercised during the year	-	(71,100)
Forfeited during the year	-	(581,196)
Expired during the year	-	(8,322,420)
Outstanding at the end of the year	14,790,565	-